Post-employment benefits (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Estimated contribution	R$ 142
Contributions made	160	R$ 93
Fundacao Itau Unibanco Previdencia Complementar [Member]
IfrsStatementLineItems [Line Items]
Estimated contribution	38
Contributions made	69	54
Funbep Fundo De Pensao Multipatrocinado [Member]
IfrsStatementLineItems [Line Items]
Estimated contribution	104
Contributions made	R$ 91	R$ 39